Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Provision for Taxes on Income
The provision for taxes on income for the years ended December 31 consists of the following:

	2013	2012		2011
Pretax income
Domestic	$217,305	$202,594		$208,588
Foreign	87,264	84,480		75,818
Total pretax income	$304,569	$287,074	—	$284,406
Current
Federal	$32,691	$57,424		$27,920
State	2,207	5,891		5,910
Foreign	25,089	22,123		34,794
Total current	$59,987	$85,438		$68,624
Deferred
Federal	$33,937	$13,552		$34,992
State	4,080	6,303		6,249
Foreign	(1,801)	(1,534)		(31,442)
Total deferred	$36,216	$18,321		$9,799
Total taxes	$96,203	$103,759		$78,423

Deferred Tax Liabilities/(Assets)
Deferred tax liabilities/(assets) are comprised of the following at December 31:

	2013	2012
Depreciation	$117,752	$109,973
Intangibles	161,707	156,859
Gross deferred tax liabilities	$279,459	$266,832
Retiree health benefits	$(7,468)	$(6,661)
Foreign loss carryforwards	(83,033)	(89,115)
U.S. Federal loss carryforwards	(19,553)	(26,967)
Capital loss carryforwards	(3,053)	(3,769)
Employee benefits	(120,551)	(215,907)
Accrued liabilities and other	(79,574)	(83,336)
Gross deferred tax assets	$(313,232)	$(425,755)
Valuation allowance on deferred tax assets	$60,856	$61,563
Total deferred taxes, net	$27,083	$(97,360)

Reconciliation of U.S. Federal Statutory Tax Rate to Actual Consolidated Tax Expense
A reconciliation of the U.S. federal statutory tax rate to the actual consolidated tax expense is as follows:

	2013		2012		2011
Statutory tax rate	$106,599	35.0%	$100,476	35.0%	$99,542	35.0%
State income taxes, net of federal tax benefit	6,146	2.0	4,444	1.5%	6,370	2.2%
Valuation allowance	(747)	(0.2)	5,201	1.8%	(20,533)	(7.2)%
Tax examinations including change in reserve for uncertain tax positions	(1,421)	(0.5)	424	0.1%	6,313	2.2%
Change in estimates related to prior years	(672)	(0.2)	(2,111)	(0.7)%	(1,006)	(0.4)%
Foreign earnings taxed at other than U.S. rates	(6,639)	(2.1)	(8,224)	(2.9)%	(9,730)	(3.4)%
U.S. taxes on dividends from foreign subsidiaries	—	—	11,744	4.1%	—	—%
Effect of tax rate changes enacted during the year	(915)	(0.3)	(1,399)	(0.5)%	(952)	(0.3)%
Deduction related to qualified production activities	(3,819)	(1.3)	(4,325)	(1.5)%	(2,860)	(1.0)%
Other, net	(2,329)	(0.8)	(2,471)	(0.8)%	1,279	0.4%
Total taxes	$96,203	31.6%	$103,759	36.1%	$78,423	27.5%

Reconciliation of Gross Amounts of Unrecognized Tax Benefits
The following table sets forth the reconciliation of the gross amounts of unrecognized tax benefits at the beginning and ending of the periods indicated:

	2013	2012	2011
Gross Unrecognized Tax Benefits at January 1	$31,300	$32,800	$28,100
Increases in prior years’ unrecognized tax benefits	1,100	4,300	600
Decreases in prior years’ unrecognized tax benefits	(1,800)	(4,200)	(1,600)
Increases in current year's unrecognized tax benefits	4,100	4,300	11,200
Decreases in unrecognized tax benefits from the lapse of statutes of limitations	(5,300)	(4,700)	(4,500)
Settlements	(600)	(1,200)	(1,000)
Gross Unrecognized Tax Benefits at December 31	$28,800	$31,300	$32,800